Taxes (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
Income taxes payable	$ 5,616	$ 5,889
VAT and other tax payable	163,754	174,553
Totals	$ 169,370	$ 180,442